Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ 43,027	$ 22,770	$ 30,519
Amortization of prior service cost	(1,335)	(1,335)	(1,335)
Amortization of net actuarial loss	(25,445)	(27,066)	(34,381)
Regulatory adjustment	(12,340)	5,584	5,646
Recognized in other comprehensive (income) loss	3,907	(47)	449
Net periodic benefit costs recognized in net income	44,593	44,423	50,451
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	48,500	44,376	50,900
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	44,149	25,153	26,949
Amortization of net actuarial loss	(24,004)	(25,266)	(32,743)
Regulatory adjustment	(18,131)	102	5,214
Recognized in other comprehensive (income) loss	2,014	(11)	(580)
Net periodic benefit costs recognized in net income	38,283	37,568	44,287
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	40,297	37,557	43,707
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	3,334	1,347	2,322
Amortization of net actuarial loss	(1,441)	(1,383)	(1,293)
Recognized in other comprehensive (income) loss	1,893	(36)	1,029
Net periodic benefit costs recognized in net income	3,633	3,573	3,308
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	5,526	3,537	4,337
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(4,456)	(3,730)	1,248
Amortization of prior service cost	(1,335)	(1,335)	(1,335)
Amortization of net actuarial loss		(417)	(345)
Regulatory adjustment	5,791	5,482	432
Net periodic benefit costs recognized in net income	2,677	3,282	2,856
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 2,677	$ 3,282	$ 2,856